Vanguard® U.S. Value Factor ETF
Schedule of Investments (unaudited)
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (5.1%)
	Nucor Corp.	39,348	5,977
	Freeport-McMoRan Inc.	62,395	2,763
	Newmont Corp. (XNYS)	47,127	2,516
	LyondellBasell Industries NV Class A	23,928	2,362
	Celanese Corp.	16,859	2,202
	Mosaic Co.	76,167	2,176
	Mueller Industries Inc.	22,870	1,663
	Tronox Holdings plc	105,597	1,471
	Commercial Metals Co.	26,828	1,438
	CF Industries Holdings Inc.	16,415	1,364
	SSR Mining Inc. (XTSE)	259,011	1,344
	Sylvamo Corp.	14,770	1,168
	Koppers Holdings Inc.	29,181	1,155
	AdvanSix Inc.	34,453	1,018
	Steel Dynamics Inc.	8,301	992
	Olin Corp.	22,535	984
*	Clearwater Paper Corp.	29,053	967
	Mativ Holdings Inc.	50,229	952
	UFP Industries Inc.	6,600	803
*	Ecovyst Inc.	107,518	772
	Timken Co.	8,578	725
*	Cleveland-Cliffs Inc.	54,837	716
*	Metallus Inc.	39,533	643
	Eastman Chemical Co.	6,192	634
	Ryerson Holding Corp.	29,614	593
	Chemours Co.	20,628	401
	Olympic Steel Inc.	9,190	369
*	Rayonier Advanced Materials Inc.	42,768	341
*	LSB Industries Inc.	39,786	315
	Element Solutions Inc.	7,626	204
	International Paper Co.	3,818	185
	FutureFuel Corp.	27,045	169
	Radius Recycling Inc.	10,866	164
	Reliance Inc.	562	161
*	Constellium SE	7,923	133
			39,840
Consumer Discretionary (17.5%)
	General Motors Co.	182,273	9,074
	Ford Motor Co.	545,365	6,103
	Fox Corp. Class B	83,644	3,214
	Walt Disney Co.	32,373	2,926
	PulteGroup Inc.	20,725	2,728
*	Alaska Air Group Inc.	74,637	2,695
*	Goodyear Tire & Rubber Co.	296,063	2,611
*	Taylor Morrison Home Corp.	36,824	2,479
	DR Horton Inc.	12,574	2,373
	Perdoceo Education Corp.	101,040	2,267
*	United Airlines Holdings Inc.	50,764	2,236
	Macy's Inc.	141,533	2,204
*	AutoZone Inc.	663	2,109
	Lennar Corp. Class A	11,441	2,083
	Target Corp.	13,494	2,073
	KB Home	22,331	1,869
	BorgWarner Inc. (XNYS)	54,459	1,855
*	Tri Pointe Homes Inc.	41,705	1,853
	Meritage Homes Corp.	9,167	1,816
	Lennar Corp. Class B	10,315	1,741
	Century Communities Inc.	16,938	1,695
	Dine Brands Global Inc.	52,107	1,648

Vanguard® U.S. Value Factor ETF
		Shares	Market Value ($000)
	U-Haul Holding Co.	23,684	1,619
	PVH Corp.	16,305	1,609
*	Carnival Corp.	96,158	1,587
	Travel & Leisure Co.	35,649	1,578
	Leggett & Platt Inc.	124,183	1,570
	Wolverine World Wide Inc.	111,707	1,532
	Academy Sports & Outdoors Inc.	27,619	1,532
	Whirlpool Corp.	14,980	1,502
	Group 1 Automotive Inc.	3,852	1,451
	Lear Corp.	11,983	1,398
*	M/I Homes Inc.	8,584	1,368
	Jack in the Box Inc.	27,478	1,356
	TEGNA Inc.	96,844	1,344
	Harley-Davidson Inc.	35,344	1,323
	Boyd Gaming Corp.	22,031	1,322
	Delta Air Lines Inc.	30,874	1,312
*	Malibu Boats Inc. Class A	36,070	1,312
*	ODP Corp.	41,702	1,287
	News Corp. Class A	45,388	1,286
	American Eagle Outfitters Inc.	61,868	1,273
	Toll Brothers Inc.	8,802	1,268
	LKQ Corp.	30,166	1,255
	H&R Block Inc.	19,810	1,254
	Dana Inc.	110,409	1,247
	Nexstar Media Group Inc.	7,294	1,246
*	Sally Beauty Holdings Inc.	93,686	1,223
*	Asbury Automotive Group Inc.	4,948	1,215
*	Helen of Troy Ltd.	22,696	1,212
	Advance Auto Parts Inc.	26,649	1,207
	La-Z-Boy Inc.	28,598	1,160
	Gray Television Inc.	226,706	1,156
*	G-III Apparel Group Ltd.	43,423	1,149
*	Aptiv plc	15,571	1,114
	Bath & Body Works Inc.	34,888	1,073
*	Sun Country Airlines Holdings Inc.	96,915	1,064
*	Brinker International Inc.	14,066	1,006
	Newell Brands Inc.	135,569	961
*	Hanesbrands Inc.	146,266	929
*	Hovnanian Enterprises Inc. Class A	4,129	893
*	Adtalem Global Education Inc.	11,650	882
	Allegiant Travel Co.	20,889	879
	Playtika Holding Corp.	113,675	861
*	SkyWest Inc.	10,953	849
*	Under Armour Inc. Class C	112,355	838
	Phinia Inc.	17,385	834
*	Green Brick Partners Inc.	10,516	828
*	American Axle & Manufacturing Holdings Inc.	127,294	819
*	AMC Networks Inc. Class A	81,564	803
	Foot Locker Inc.	25,700	800
*	Five Below Inc.	10,465	789
*	Xponential Fitness Inc. Class A	58,003	749
	Scholastic Corp.	22,989	733
*	Beazer Homes USA Inc.	22,715	711
*	Victoria's Secret & Co.	30,309	711
	MillerKnoll Inc.	23,253	685
*	Despegar.com Corp.	55,661	684
*	Mattel Inc.	34,972	664
	Standard Motor Products Inc.	20,104	650
*	Chegg Inc.	281,330	608
*	United Parks & Resorts Inc.	12,281	604
	Polaris Inc.	7,087	600
	Caleres Inc.	14,051	592
	Build-A-Bear Workshop Inc.	16,763	560
	Upbound Group Inc.	16,116	537
*	Genesco Inc.	17,675	534
	Rush Enterprises Inc. Class A	9,551	503
	Haverty Furniture Cos. Inc.	17,883	490
*	Penn Entertainment Inc.	26,261	489
	Gap Inc.	20,624	463
*	Crocs Inc.	3,091	452

Vanguard® U.S. Value Factor ETF
		Shares	Market Value ($000)
	Wynn Resorts Ltd.	5,294	407
	Graham Holdings Co. Class B	488	388
*	EW Scripps Co. Class A	183,547	362
	eBay Inc.	5,573	329
	Matthews International Corp. Class A	12,602	319
*	Denny's Corp.	48,245	316
*	Hilton Grand Vacations Inc.	7,424	286
*	Driven Brands Holdings Inc.	18,880	271
*	Liberty Media Corp.-Liberty SiriusXM Class A	11,060	263
*	Adient plc	11,554	261
*	MasterCraft Boat Holdings Inc.	13,374	248
	Tapestry Inc.	5,883	241
*	Eastman Kodak Co.	45,423	240
	Movado Group Inc.	9,981	238
	Shoe Carnival Inc.	4,735	192
	Oxford Industries Inc.	1,600	139
*	National Vision Holdings Inc.	12,182	129
			135,675
Consumer Staples (6.3%)
	Altria Group Inc.	178,051	9,574
	CVS Health Corp.	61,523	3,522
	McKesson Corp.	5,483	3,076
	Archer-Daniels-Midland Co.	49,876	3,042
	Kraft Heinz Co.	67,129	2,378
	Molson Coors Beverage Co. Class B	37,473	2,022
	Conagra Brands Inc.	59,864	1,868
	Bunge Global SA	16,515	1,674
	Kroger Co.	30,330	1,614
*	Darling Ingredients Inc.	35,285	1,472
	Ingles Markets Inc. Class A	17,915	1,326
*	Hain Celestial Group Inc.	164,116	1,313
	Ingredion Inc.	9,646	1,296
*	Herbalife Ltd.	157,798	1,288
	J M Smucker Co.	11,151	1,279
	Seaboard Corp.	410	1,275
	SpartanNash Co.	53,698	1,186
*	United Natural Foods Inc.	71,855	1,087
	Philip Morris International Inc.	8,525	1,051
	B&G Foods Inc.	112,851	956
	Dole plc	57,236	922
	Fresh Del Monte Produce Inc.	28,849	844
	Andersons Inc.	15,239	777
	General Mills Inc.	9,614	695
	Nu Skin Enterprises Inc. Class A	74,848	668
	ACCO Brands Corp.	92,425	506
	Walgreens Boots Alliance Inc.	49,947	462
*	Olaplex Holdings Inc.	180,149	376
	Universal Corp.	6,216	338
*	Pilgrim's Pride Corp.	7,226	337
	Weis Markets Inc.	3,707	251
	Edgewell Personal Care Co.	5,129	206
			48,681
Energy (13.8%)
	Exxon Mobil Corp.	57,287	6,756
	EOG Resources Inc.	47,346	6,099
	Phillips 66	42,076	5,904
	Valero Energy Corp.	37,902	5,561
	Chevron Corp.	36,983	5,472
	ConocoPhillips	47,782	5,437
	Marathon Petroleum Corp.	27,310	4,837
	Occidental Petroleum Corp.	75,242	4,287
	Schlumberger NV	76,192	3,352
	Civitas Resources Inc.	49,906	3,061
	Williams Cos. Inc.	58,955	2,698
	Diamondback Energy Inc.	13,485	2,631
	Murphy Oil Corp.	65,641	2,447
	Ovintiv Inc. (XNYS)	53,431	2,288
	Patterson-UTI Energy Inc.	213,128	1,963
	SM Energy Co.	42,300	1,930

Vanguard® U.S. Value Factor ETF
		Shares	Market Value ($000)
	PBF Energy Inc. Class A	53,816	1,833
	Noble Corp. plc	44,884	1,712
	Matador Resources Co.	27,720	1,572
	Chord Energy Corp.	10,524	1,562
	Coterra Energy Inc.	62,882	1,530
*	Gulfport Energy Corp.	10,256	1,488
	NOV Inc.	81,061	1,440
	Permian resources Corp.	94,413	1,344
	HF Sinclair Corp.	27,220	1,338
	DTE Midstream LLC	16,868	1,326
	Golar LNG Ltd.	38,312	1,275
	Alpha Metallurgical Resources Inc.	5,246	1,255
	EQT Corp.	36,962	1,239
*	ProPetro Holding Corp.	153,601	1,220
	APA Corp.	42,099	1,199
	Crescent Energy Co. Class A	97,143	1,159
	Peabody Energy Corp.	48,656	1,139
	World Kinect Corp.	39,378	1,134
	California Resources Corp.	21,527	1,130
	Warrior Met Coal Inc.	16,408	1,006
	Berry Corp.	161,036	997
*	Kosmos Energy Ltd.	197,153	960
*	Helix Energy Solutions Group Inc.	81,928	919
	Liberty Energy Inc.	41,387	852
	Kinder Morgan Inc.	38,204	824
*	Bristow Group Inc.	20,314	809
	CONSOL Energy Inc.	7,417	759
	Range Resources Corp.	24,271	725
	SandRidge Energy Inc.	51,922	690
	VAALCO Energy Inc.	97,091	632
	Northern Oil & Gas Inc.	15,633	622
	SunCoke Energy Inc.	68,560	614
*	Talos Energy Inc.	49,237	565
	Halliburton Co.	17,823	554
*	Shoals Technologies Group Inc. Class A	100,400	541
*	Seadrill Ltd.	12,082	521
*	Par Pacific Holdings Inc.	21,896	491
*	DMC Global Inc.	38,890	481
	Riley Exploration Permian Inc.	14,632	417
*	Borr Drilling Ltd.	62,445	379
*	Oil States International Inc.	71,045	376
*	REX American Resources Corp.	8,133	369
*	DNOW Inc.	23,165	302
*	Antero Resources Corp.	10,511	284
	Select Water Solutions Inc.	21,931	253
*	Amplify Energy Corp.	25,638	183
*	Hallador Energy Co.	12,563	84
			106,827
Financials (24.5%)
	Bank of America Corp.	152,518	6,215
	Truist Financial Corp.	139,017	6,181
	Citigroup Inc.	91,595	5,738
	US Bancorp	120,733	5,702
	Wells Fargo & Co.	81,513	4,766
	JPMorgan Chase & Co.	20,655	4,643
	American International Group Inc.	53,692	4,137
	MetLife Inc.	48,696	3,773
	Chubb Ltd.	13,104	3,724
	Bank of New York Mellon Corp.	54,178	3,696
	Travelers Cos. Inc.	15,901	3,627
	Goldman Sachs Group Inc.	6,918	3,530
	Essent Group Ltd.	54,577	3,509
	Prudential Financial Inc.	26,558	3,218
	Unum Group	52,743	2,927
	PNC Financial Services Group Inc.	13,939	2,580
	Columbia Banking System Inc.	100,947	2,542
	Lincoln National Corp.	78,183	2,510
	Morgan Stanley	24,123	2,499
	Ally Financial Inc.	54,047	2,334

Vanguard® U.S. Value Factor ETF
		Shares	Market Value ($000)
	MGIC Investment Corp.	91,773	2,334
	Radian Group Inc.	61,665	2,229
	Old National Bancorp	110,170	2,187
	Axis Capital Holdings Ltd.	25,525	2,039
	S&T Bancorp Inc.	47,242	2,030
	Webster Financial Corp.	40,085	1,901
*	Brighthouse Financial Inc.	38,238	1,755
	WaFd Inc.	46,181	1,693
	First Financial Bancorp	62,534	1,655
	Synovus Financial Corp.	35,485	1,637
	FNB Corp.	107,001	1,603
	Hancock Whitney Corp.	29,523	1,586
	Affiliated Managers Group Inc.	8,999	1,564
*	Arch Capital Group Ltd.	13,801	1,561
	KeyCorp	89,414	1,525
	Enterprise Financial Services Corp.	28,168	1,490
	Citizens Financial Group Inc.	34,240	1,474
	RenaissanceRe Holdings Ltd.	5,735	1,461
	Allstate Corp.	7,715	1,458
	Jefferies Financial Group Inc.	23,966	1,437
	Invesco Ltd.	83,591	1,429
	M&T Bank Corp.	8,113	1,396
	OceanFirst Financial Corp.	77,643	1,388
	Western Alliance Bancorp	16,418	1,341
	Everest Group Ltd.	3,386	1,328
	Zions Bancorp NA	26,077	1,292
	Cadence Bank	39,483	1,275
	Ameris Bancorp	19,996	1,232
	BankUnited Inc.	32,008	1,230
*	Metropolitan Bank Holding Corp.	22,741	1,176
	Fulton Financial Corp.	59,989	1,161
	Jackson Financial Inc. Class A	12,662	1,139
	Comerica Inc.	19,538	1,116
	Hope Bancorp Inc.	86,559	1,107
	First Horizon Corp.	66,335	1,101
	Navient Corp.	64,670	1,095
	Associated Banc-Corp.	46,577	1,066
	First Citizens BancShares Inc. Class A	513	1,042
	Old Republic International Corp.	29,049	1,042
	Fidelity National Financial Inc.	17,659	1,041
	WesBanco Inc.	31,492	1,014
*	Mr Cooper Group Inc.	10,781	1,011
	Stifel Financial Corp.	11,285	995
	Veritex Holdings Inc.	38,920	980
	Trustmark Corp.	29,260	975
	OneMain Holdings Inc.	19,341	956
	James River Group Holdings Ltd.	127,959	947
*	Genworth Financial Inc.	132,568	925
	Bank OZK	21,320	924
	First Commonwealth Financial Corp.	53,462	921
	Banc of California Inc.	64,192	913
	Peoples Bancorp Inc.	28,113	900
*	Customers Bancorp Inc.	17,271	895
	Pinnacle Financial Partners Inc.	8,911	887
	Pacific Premier Bancorp Inc.	33,935	872
	Renasant Corp.	24,612	861
	First Busey Corp.	31,660	856
	Sandy Spring Bancorp Inc.	26,846	840
	Dime Community Bancshares Inc.	31,739	826
	Aflac Inc.	7,166	791
	Eagle Bancorp Inc.	35,751	778
	Regions Financial Corp.	32,987	773
	Stewart Information Services Corp.	10,458	773
	Bank of NT Butterfield & Son Ltd.	19,965	764
	Charles Schwab Corp.	11,712	762
	CNA Financial Corp.	14,143	734
	TrustCo Bank Corp. NY	20,986	731
	Atlantic Union Bankshares Corp.	18,386	730
	Towne Bank	21,048	729
	Cathay General Bancorp	16,436	723

Vanguard® U.S. Value Factor ETF
		Shares	Market Value ($000)
	NBT Bancorp Inc.	14,613	715
	Nelnet Inc. Class A	6,040	698
	Banner Corp.	11,566	689
	Provident Financial Services Inc.	35,560	678
	Universal Insurance Holdings Inc.	31,715	678
	East West Bancorp Inc.	7,974	670
	1st Source Corp.	10,777	662
	Valley National Bancorp	74,293	645
	BOK Financial Corp.	6,089	639
	Globe Life Inc.	5,848	614
	First American Financial Corp.	9,541	609
*	NMI Holdings Inc.	14,812	608
	Berkshire Hills Bancorp Inc.	21,895	603
*	Axos Financial Inc.	8,599	597
	Raymond James Financial Inc.	4,921	588
	SouthState Corp.	6,052	588
	Hanmi Financial Corp.	29,361	582
	Eastern Bankshares Inc.	34,117	579
	Janus Henderson Group plc	15,233	573
	Nicolet Bankshares Inc.	5,720	562
	Independent Bank Corp. (XNGS)	8,809	558
	Equitable Holdings Inc.	13,108	557
	First Interstate BancSystem Inc. Class A	17,814	553
	Heritage Financial Corp.	24,021	549
	Huntington Bancshares Inc.	34,921	523
*	StoneX Group Inc.	6,306	523
	Popular Inc.	5,075	520
	Hartford Financial Services Group Inc.	4,428	514
	TriCo Bancshares	11,160	507
	Principal Financial Group Inc.	5,379	438
	PennyMac Financial Services Inc.	3,947	426
	Northwest Bancshares Inc.	29,797	413
	First Merchants Corp.	10,525	410
	ConnectOne Bancorp Inc.	15,903	398
	Franklin Resources Inc.	19,521	395
	OFG Bancorp	8,440	388
	First Foundation Inc.	52,608	370
*	Enova International Inc.	4,285	367
	Capitol Federal Financial Inc.	58,265	350
	Byline Bancorp Inc.	12,450	346
	Reinsurance Group of America Inc.	1,537	339
*	Heritage Insurance Holdings Inc.	20,486	330
	Hanover Insurance Group Inc.	2,168	319
	CNO Financial Group Inc.	9,049	316
	Brookline Bancorp Inc.	30,326	310
*	Markel Group Inc.	181	290
	Horizon Bancorp Inc.	17,275	277
*	LendingClub Corp.	21,893	266
	Fidelis Insurance Holdings Ltd.	14,319	265
	SLM Corp.	11,917	263
	Amalgamated Financial Corp.	7,847	259
	QCR Holdings Inc.	3,163	244
	National Bank Holdings Corp. Class A	4,918	215
	Carlyle Group Inc.	5,131	206
	Origin Bancorp Inc.	5,930	198
	Enact Holdings Inc.	5,535	197
	State Street Corp.	2,122	185
	Home BancShares Inc.	6,563	183
	Preferred Bank	2,214	183
	Employers Holdings Inc.	3,556	171
	United Community Banks Inc.	5,480	167
	Corebridge Financial Inc.	5,615	166
	First Bancorp/Southern Pines NC	3,784	161
	Burford Capital Ltd.	11,213	152
	Northfield Bancorp Inc.	12,296	149
			189,746
Health Care (8.2%)
	HCA Healthcare Inc.	14,815	5,861
	Cigna Group	15,330	5,547

Vanguard® U.S. Value Factor ETF
		Shares	Market Value ($000)
	Gilead Sciences Inc.	56,594	4,471
	Pfizer Inc.	141,072	4,093
	Viatris Inc.	296,194	3,578
	Bristol-Myers Squibb Co.	69,422	3,468
	Medtronic plc	35,809	3,172
	Cardinal Health Inc.	23,811	2,684
*	Centene Corp.	28,573	2,252
	Becton Dickinson & Co.	9,259	2,244
*	Jazz Pharmaceuticals plc	16,220	1,881
*	United Therapeutics Corp.	4,678	1,701
	Perrigo Co. plc	53,188	1,548
	Universal Health Services Inc. Class B	6,200	1,475
	Johnson & Johnson	8,852	1,468
	Royalty Pharma plc Class A	48,884	1,419
*	Omnicell Inc.	31,110	1,384
	Organon & Co.	61,840	1,382
	Premier Inc. Class A	67,147	1,368
*	AdaptHealth Corp.	123,703	1,359
*	Pediatrix Medical Group Inc.	113,843	1,236
*	Owens & Minor Inc.	78,888	1,226
*	Pacira BioSciences Inc.	75,193	1,170
*	Elanco Animal Health Inc. (XNYS)	72,070	1,115
*	QuidelOrtho Corp.	24,385	1,030
*	Ironwood Pharmaceuticals Inc.	178,973	906
	Embecta Corp.	40,400	660
*	Envista Holdings Corp.	33,873	619
	Elevance Health Inc.	1,031	574
*	Teladoc Health Inc.	60,900	437
	Dentsply Sirona Inc.	16,850	426
	Quest Diagnostics Inc.	1,990	312
*	Varex Imaging Corp.	24,063	300
*	Inmode Ltd.	14,239	238
*	TruBridge Inc.	17,034	212
*	Amneal Pharmaceuticals Inc.	23,863	207
*	Integra LifeSciences Holdings Corp.	9,468	193
*	Alkermes plc	5,814	165
	Humana Inc.	432	153
*	Zimvie Inc.	6,320	110
			63,644
Industrials (14.5%)
	FedEx Corp.	25,174	7,521
	Capital One Financial Corp.	34,371	5,050
*	Fiserv Inc.	22,850	3,990
*	Mohawk Industries Inc.	23,193	3,598
	Air Lease Corp.	76,654	3,547
	Ryder System Inc.	22,993	3,340
	Berry Global Group Inc.	43,749	3,013
	Synchrony Financial	59,139	2,972
	PACCAR Inc.	28,165	2,709
*	O-I Glass Inc.	194,329	2,466
*	Gates Industrial Corp. plc	131,568	2,389
	General Dynamics Corp.	6,745	2,019
	International Seaways Inc.	36,645	1,899
	Fidelity National Information Services Inc.	22,652	1,868
	Matson Inc.	12,819	1,773
*	PayPal Holdings Inc.	23,976	1,737
	Sonoco Products Co.	29,747	1,683
	Bread Financial Holdings Inc.	27,557	1,603
	Scorpio Tankers Inc.	21,205	1,517
	CRH plc	16,204	1,471
	Knight-Swift Transportation Holdings Inc.	27,445	1,438
	Dow Inc.	26,270	1,408
	Teekay Tankers Ltd. Class A	24,013	1,366
	Brunswick Corp.	16,602	1,312
*	Tutor Perini Corp.	54,105	1,297
	MDU Resources Group Inc.	50,368	1,294
	Sensata Technologies Holding plc	33,084	1,275
	AGCO Corp.	13,967	1,272
	Schneider National Inc. Class B	45,518	1,234

Vanguard® U.S. Value Factor ETF
		Shares	Market Value ($000)
	Allison Transmission Holdings Inc.	13,027	1,208
	CNH Industrial NV	113,565	1,174
	Ardmore Shipping Corp.	61,302	1,157
	Dorian LPG Ltd.	29,483	1,150
*	BlueLinx Holdings Inc.	11,261	1,133
*	Alight Inc. Class A	151,243	1,128
	WESCO International Inc.	6,737	1,114
*	Resideo Technologies Inc.	54,976	1,108
	Genco Shipping & Trading Ltd.	62,969	1,108
*	Air Transport Services Group Inc.	65,613	1,106
	RTX Corp.	8,862	1,093
*	Titan International Inc.	127,758	1,064
	Bel Fuse Inc. Class B	14,982	1,016
	Deere & Co.	2,628	1,014
	Deluxe Corp.	47,567	979
	Golden Ocean Group Ltd.	77,606	955
	DHT Holdings Inc.	85,053	921
	ManpowerGroup Inc.	12,424	918
	Terex Corp.	16,167	918
	Regal Rexnord Corp.	5,453	915
	Nordic American Tankers Ltd.	244,698	910
	Huntington Ingalls Industries Inc.	3,089	873
	Costamare Inc.	58,610	832
	Herc Holdings Inc.	5,461	799
*	Green Dot Corp. Class A	70,756	790
*	BrightView Holdings Inc.	48,413	773
	Greenbrier Cos. Inc.	15,630	757
	Textron Inc.	7,766	708
	Patrick Industries Inc.	5,456	705
*	PagSeguro Digital Ltd. Class A	60,465	669
	Quanex Building Products Corp.	24,006	663
	REV Group Inc.	20,580	655
	Safe Bulkers Inc.	126,803	648
	SFL Corp. Ltd.	51,087	606
*	CoreCivic Inc.	41,869	577
*	JELD-WEN Holding Inc.	40,514	577
*	DXP Enterprises Inc.	10,085	555
*	Builders FirstSource Inc.	3,124	544
	3M Co.	3,965	534
	Wabash National Corp.	26,756	521
	Owens Corning	2,978	502
	Korn Ferry	6,854	501
	Graphic Packaging Holding Co.	15,956	478
*	Teekay Corp.	54,099	450
*	ASGN Inc.	4,559	438
*	American Woodmark Corp.	4,815	431
*	Manitowoc Co. Inc.	42,112	425
*	Repay Holdings Corp.	48,755	412
	Forward Air Corp.	12,649	402
	GATX Corp.	2,809	396
*	StoneCo. Ltd. Class A	29,734	394
	Insteel Industries Inc.	11,309	389
	Greif Inc. Class A	6,189	387
	Kelly Services Inc. Class A	16,723	353
*	Hillman Solutions Corp.	31,837	317
*	Conduent Inc.	82,453	315
	Hub Group Inc. Class A	6,659	314
*	Titan Machinery Inc.	18,572	281
*	Cross Country Healthcare Inc.	18,235	272
	Werner Enterprises Inc.	7,166	265
	Resources Connection Inc.	25,279	264
	ArcBest Corp.	2,473	263
*	Babcock & Wilcox Enterprises Inc.	214,033	253
	Covenant Logistics Group Inc.	4,222	222
	TTEC Holdings Inc.	42,828	219
	EnerSys	1,921	195
	Atkore Inc.	1,884	176
	Global Payments Inc.	1,530	170

Vanguard® U.S. Value Factor ETF
		Shares	Market Value ($000)
	Kronos Worldwide Inc.	12,982	150
			112,570
Real Estate (0.5%)
	Newmark Group Inc. Class A	86,979	1,203
*	Jones Lang LaSalle Inc.	4,208	1,074
*	RE/MAX Holdings Inc. Class A	78,576	889
*	Cushman & Wakefield plc	44,985	585
			3,751
Technology (5.6%)
	HP Inc.	99,273	3,592
*	Arrow Electronics Inc.	25,164	3,399
	Hewlett Packard Enterprise Co.	121,333	2,350
*	TTM Technologies Inc.	106,214	2,066
	Intel Corp.	90,454	1,994
	Avnet Inc.	35,502	1,959
	TD SYNNEX Corp.	15,690	1,905
*	Consensus Cloud Solutions Inc.	65,931	1,588
*	Bumble Inc. Class A	234,005	1,570
*	Dropbox Inc. Class A	60,593	1,523
	Xerox Holdings Corp.	129,814	1,471
*	RingCentral Inc. Class A	42,588	1,419
*	ZoomInfo Technologies Inc.	141,044	1,395
	Concentrix Corp.	17,872	1,345
*	DXC Technology Co.	62,087	1,283
*	Digital Turbine Inc.	397,403	1,280
	International Business Machines Corp.	6,260	1,265
*	Qorvo Inc.	8,748	1,014
*	ScanSource Inc.	18,880	962
	Adeia Inc.	76,195	960
*	Match Group Inc.	22,495	837
	Science Applications International Corp.	5,587	730
	Dun & Bradstreet Holdings Inc.	60,834	730
	SS&C Technologies Holdings Inc.	8,006	601
*	Sanmina Corp.	8,404	583
*	NCR Voyix Corp.	42,975	580
	Amkor Technology Inc.	17,400	572
*	Coherent Corp.	7,305	569
	Vishay Intertechnology Inc.	26,841	541
	Micron Technology Inc.	5,104	491
	Alphabet Inc. Class C	2,623	433
	QUALCOMM Inc.	2,382	418
*	Photronics Inc.	15,383	398
*	Ziff Davis Inc.	8,059	394
*	Verint Systems Inc.	10,942	345
*	E2open Parent Holdings Inc.	70,389	315
*	Unisys Corp.	54,815	303
	SolarWinds Corp.	17,241	221
*	NetScout Systems Inc.	8,301	178
	Immersion Corp.	18,472	174
			43,753
Telecommunications (3.7%)
	AT&T Inc.	394,123	7,843
	Verizon Communications Inc.	179,235	7,489
	Comcast Corp. Class A	125,594	4,970
	T-Mobile US Inc.	11,378	2,261
*	CommScope Holding Co. Inc.	465,363	1,796
*	Liberty Latin America Ltd. Class C	157,915	1,496
	Telephone and Data Systems Inc.	43,945	1,038
	Cisco Systems Inc.	19,870	1,004
*	EchoStar Corp. Class A	20,507	380
*	Liberty Latin America Ltd. Class A	39,712	376
			28,653
Total Common Stocks (Cost $661,965)			773,140

Vanguard® U.S. Value Factor ETF
		Shares	Market Value ($000)
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1]	Vanguard Market Liquidity Fund, 5.373% (Cost $729)	7,294	729
Total Investments (99.8%) (Cost $662,694)			773,869
Other Assets and Liabilities—Net (0.2%)			1,532
Net Assets (100%)			775,401
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September 2024	4	1,132	23
Micro E-mini S&P 500 Index	September 2024	8	226	4
				27
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2024, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.